Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Liquidity [Abstract]
Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share	reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per ordinary share for each class of ordinary shares:
	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share

Numerator:
Allocation of net (loss) income – Basic and diluted	$(62,993)	$(161,024)	$985,943	$239,813	$(616,481)	$(622,363)	$3,456,857	$840,818

Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,811,745	7,187,500	29,550,000	7,187,500	7,119,575	7,187,500	29,550,000	7,187,500
Basic and diluted net (loss) income per ordinary share	$(0.02)	$(0.02)	$0.03	$0.03	$(0.09)	$(0.09)	$0.12	$0.12
numerator and denominator used to compute basic and diluted net income per ordinary share for each class of ordinary shares:
	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
	Class A	Class B	Class A	Class B
Basic net income per ordinary share:
Numerator:
Allocation of net income – Basic	$6,825,686	$1,660,224	$1,834,962	$483,616
Allocation of net income – Diluted	$6,825,686	$1,660,224	$1,830,545	$488,033
Denominator:
Basic weighted average ordinary shares outstanding	29,550,000	7,187,500	26,959,315	7,105,308
Diluted weighted average ordinary shares outstanding	29,550,000	7,187,500	26,959,315	7,187,500
Basic net income per ordinary share	$0.23	$0.23	$0.07	$0.07
Diluted net income per ordinary share	$0.23	$0.23	$0.07	$0.07